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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          May 15, 2012
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $4,842,673
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372          Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS     SOLE   SHARED NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ------------ ---------
ADECOAGRO S A                  COM              L00849106          323       29,887 SH       OTHER   01             29,887
AMERICAN TOWER CORP NEW        COM              03027X100      103,038    1,635,000 SH       OTHER   01          1,635,000
APPLE INC                      COM              037833100      115,458      192,600 SH       OTHER   01            192,600
BAXTER INTL INC                COM              071813109       12,912      216,000 SH       OTHER   01            216,000
BEACON ROOFING SUPPLY INC      COM              073685109        2,339       90,790 SH       OTHER   01             90,790
BP PLC                         SPONSORED ADR    055622104       38,025      845,000 SH       OTHER   01            845,000
CAREFUSION CORP                COM              14170T101       20,433      788,000 SH       OTHER   01            788,000
CBS CORP NEW                   CL B             124857202       76,298    2,250,000 SH       OTHER   01          2,250,000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104       72,778    1,140,000 SH       OTHER   01          1,140,000
CHIQUITA BRANDS INTL INC       COM              170032809        6,652      756,727 SH       OTHER   01            756,727
CNINSURE INC                   SPONSORED ADR    18976M103          500       80,000 SH       OTHER   01             80,000
COMCAST CORP NEW               CL A             20030N101       60,620    2,020,000 SH       OTHER   01          2,020,000
COPA HOLDINGS SA               CL A             P31076105       20,592      260,000 SH       OTHER   01            260,000
CVS CAREMARK CORPORATION       COM              126650100       13,097      292,336 SH       OTHER   01            292,336
DELPHI AUTOMOTIVE PLC          COM              G27823106        1,497       47,368 SH       OTHER   01             47,368
DIGITALGLOBE INC               COM NEW          25389M877        1,067       80,000 SH       OTHER   01             80,000
DOLE FOOD CO INC NEW           COM              256603101        3,629      363,636 SH       OTHER   01            363,636
EBAY INC                       COM              278642103       23,637      640,745 SH       OTHER   01            640,745
EL PASO CORP                   COM              28336L109      664,592   22,490,420 SH       OTHER   01         22,490,420
ENCANA CORP                    COM              292505104       13,119      667,636 SH       OTHER   01            667,636
EQUINIX INC                    COM NEW          29444U502       70,695      449,000 SH       OTHER   01            449,000
FEI CO                         COM              30241L109       34,005      692,428 SH       OTHER   01            692,428
FIDELITY NATL INFORMATION SV   COM              31620M106       52,495    1,585,000 SH       OTHER   01          1,585,000
FLIR SYS INC                   COM              302445101        4,105      162,182 SH       OTHER   01            162,182
FRESH DEL MONTE PRODUCE INC    ORD              G36738105        7,964      348,682 SH       OTHER   01            348,682
FUEL SYS SOLUTIONS INC         COM              35952W103       12,738      486,945 SH       OTHER   01            486,945
GENERAL DYNAMICS CORP          COM              369550108       76,682    1,045,000 SH       OTHER   01          1,045,000
GOODRICH CORP                  COM              382388106      351,232    2,800,000 SH       OTHER   01          2,800,000
GOOGLE INC                     CL A             38259P508      119,527      186,400 SH       OTHER   01            186,400
HORSEHEAD HLDG CORP            COM              440694305        2,427      213,100 SH       OTHER   01            213,100
HUDSON PAC PPTYS INC           COM              444097109      154,838   10,233,860 SH       OTHER   01         10,233,860
ILLUMINA INC                   COM              452327109       10,259      195,000 SH       OTHER   01            195,000
KNOLOGY INC                    COM              499183804       65,291    3,587,394 SH       OTHER   01          3,587,394
LIFE TECHNOLOGIES CORP         COM              53217V109       26,381      540,364 SH       OTHER   01            540,364
LOOPNET INC                    COM              543524300        5,540      295,000 SH       OTHER   01            295,000
LPL INVT HLDGS INC             COM              50213H100        5,054      133,206 SH       OTHER   01            133,206
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      491,046    6,985,000 SH       OTHER   01          6,985,000
MICROSOFT CORP                 COM              594918104       51,116    1,585,000 SH       OTHER   01          1,585,000
MOTOROLA MOBILITY HLDGS INC    COM              620097105      434,191   11,065,000 SH       OTHER   01         11,065,000
NEWS CORP                      CL A             65248E104       74,724    3,795,000 SH       OTHER   01          3,795,000
NOVADAQ TECHNOLOGIES INC       COM              66987G102        7,350    1,103,800 SH       OTHER   01          1,103,800
ORACLE CORP                    COM              68389X105      149,503    5,127,000 SH       OTHER   01          5,127,000
OWENS ILL INC                  COM NEW          690768403      163,660    7,012,000 SH       OTHER   01          7,012,000
PALL CORP                      COM              696429307       54,224      909,336 SH       OTHER   01            909,336
POTASH CORP SASK INC           COM              73755L107        8,473      185,455 SH       OTHER   01            185,455
PRICELINE COM INC              COM NEW          741503403       80,360      112,000 SH       OTHER   01            112,000
PROGRESS ENERGY INC            COM              743263105       40,098      755,000 SH       OTHER   01            755,000
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101       70,527    3,253,100 SH       OTHER   01          3,253,100
QUALCOMM INC                   COM              747525103       77,543    1,140,000 SH       OTHER   01          1,140,000
SANOFI                         RIGHT 12/31/2020 80105N113        6,143    4,550,000 SH       OTHER   01          4,550,000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100          654      300,000 SH       OTHER   01            300,000
SCHLUMBERGER LTD               COM              806857108        7,636      109,200 SH       OTHER   01            109,200
STATE STR CORP                 COM              857477103      122,395    2,690,000 SH       OTHER   01          2,690,000
TARGET CORP                    COM              87612E106       97,151    1,667,256 SH       OTHER   01          1,667,256
TATA MTRS LTD                  SPONSORED ADR    876568502        6,244      231,514 SH       OTHER   01            231,514
TELUS CORP                     NON-VTG SHS      87971M202       11,365      200,000 SH       OTHER   01            200,000
TENET HEALTHCARE CORP          COM              88033G100       14,087    2,652,900 SH       OTHER   01          2,652,900
TOWN SPORTS INTL HLDGS INC     COM              89214A102       51,279    4,060,082 SH       OTHER   01          4,060,082
TRANSDIGM GROUP INC            COM              893641100      116,397    1,005,500 SH       OTHER   01          1,005,500
TUDOU HLDGS LTD                SPONSORED ADS    89903T107        1,852       62,700 SH       OTHER   01             62,700
ULTRA PETROLEUM CORP           COM              903914109        5,354      236,600 SH       OTHER   01            236,600
UNION PAC CORP                 COM              907818108      101,031      940,000 SH       OTHER   01            940,000
VCA ANTECH INC                 COM              918194101       18,568      800,000 SH       OTHER   01            800,000
VISA INC                       COM CL A         92826C839      147,245    1,247,837 SH       OTHER   01          1,247,837
WARNACO GROUP INC              COM NEW          934390402       54,312      930,000 SH       OTHER   01            930,000
WEBMD HEALTH CORP              COM              94770V102       23,150      905,000 SH       OTHER   01            905,000
WELLPOINT INC                  COM              94973V107       71,586      970,000 SH       OTHER   01            970,000
WESTPORT INNOVATIONS INC       COM NEW          960908309        9,583      234,200 SH       OTHER   01            234,200
YAHOO INC                      COM              984332106       23,987    1,576,000 SH       OTHER   01          1,576,000